Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000135925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000		$ 10,619.49	$ 10,735.34	$ 10,874.17	$ 11,799.08	$ 11,936.16	$ 12,646.57	$ 11,562.04	$ 11,479.82	$ 12,556.03	$ 12,237.47
C000006411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge
Accumulated Value	10,000		10,516.17	10,525.75	10,546.12	11,338.91	11,345.85	11,909.02	10,782.74	10,589.73	11,466.36	11,065.82
C000006409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge
Accumulated Value	9,550		10,127	10,211.97	10,308.45	11,167.47	11,258.72	11,908.98	10,861.71	10,746.79	11,725.16	11,411.24
C000006412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie National High-Yield Municipal Bond Fund (Class A) – including sales charge
Accumulated Value	9,550		10,517	10,591.84	10,994.04	11,962.87	12,092.42	13,568.54	12,145.85	11,912.13	13,410.4	12,801.67
C000006414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie National High-Yield Municipal Bond Fund (Class C) – including sales charge
Accumulated Value	10,000		10,932.95	10,920.35	11,250.72	12,149.33	12,200.52	13,581.42	12,063.06	11,745.26	13,120.44	12,422.91
C000074152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		11,046.32	11,146.16	11,598.71	12,647.57	12,831.55	14,424.08	12,950.59	12,741.23	14,369.08	13,734.85
C000135926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free California Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,784.09	10,879.84	11,016.19	11,925.86	12,147.41	13,023.98	11,688.14	11,830.33	13,031.24	12,511.59
C000006417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free California Fund (Class C) – including sales charge
Accumulated Value	10,000		10,679.09	10,667.24	10,693.97	11,470.76	11,567.34	12,265.67	10,910.42	10,923.78	11,912.1	11,324.99
C000006415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free California Fund (Class A) – including sales charge
Accumulated Value	9,550.48		10,274.36	10,339.67	10,443.21	11,277.57	11,458.26	12,253.76	10,969.58	11,065.07	12,169.42	11,655.09
C000006418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free Idaho Fund (Class A) – including sales charge
Accumulated Value	9,550		10,085	10,132	10,188	10,922	11,116	11,793	10,614	10,560	11,530	11,203
C000006420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free Idaho Fund (Class C) – including sales charge
Accumulated Value	10,000		10,481	10,452	10,431	11,099	11,211	11,804	10,553	10,420	11,293	10,891
C000135927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free Idaho Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,584	10,660	10,746	11,547	11,783	12,532	11,307	11,289	12,345	12,037
C000135928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free New York Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,776	10,808	10,908	11,800	12,041	12,859	11,597	11,659	12,769	12,286
C000006423 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free New York Fund (Class C) – including sales charge
Accumulated Value	10,000		10,673	10,597	10,579	11,342	11,447	12,102	10,812	10,772	11,670	11,115
C000006421 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Tax-Free New York Fund (Class A) – including sales charge
Accumulated Value	9,550		10,267	10,271	10,332	11,158	11,348	12,088	10,885	10,916	11,914	11,447
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,687.81832	$ 10,782.22908	$ 10,834.87924	$ 11,779.59895	$ 12,160.7383	$ 12,573.71417	$ 11,488.30575	$ 11,684.1259	$ 12,395.51179	$ 12,405.08066